SUBSEQUENT EVENTS (Details) - USD ($)	Jan. 30, 2026	Jan. 22, 2026
EBP 004 | Subsequent Event
EBP, Subsequent Event [Line Items]
EBP, Investment, Plan Interest Transferred, Fair Value	$ 14,969,758	$ 30,458,429